Litigation, regulatory and similar matters (Tables)	6 Months Ended
Jun. 30, 2024
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]

Provisions for litigation, regulatory and similar matters,

by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking

Asset
Management
Investment
Bank
Non-core
and Legacy Group Items UBS Group
Balance as of 31 December 2023 1,235 157 15 294 2,186 134 4,020
Balance as of 31 March 2024 1,201 152 2 288 2,142 134 3,920
Increase in provisions recognized in the income statement 28 0 0 6 0 3 37
Release of provisions recognized in the income statement (11) 0 0 (7) (22) 0 (41)
Reclassification of IFRS 3 contingent liabilities to IAS 37 provisions
2
0 0 0 0 1,171 0 1,171
Provisions used in conformity with designated purpose
2
(10) 0 0 (5) (1,425) (1) (1,442)
Foreign currency translation and other movements (8) (1) 0 (1) (4) 0 (15)
Balance as of 30 June 2024 1,199 152 2 280 1,862 135 3,630
1 Provisions, if any,

for the matters

described in items 2

and 10 of this

Note are recorded

in Global Wealth

Management. Provisions,

if any, for

the matters described

in items 5, 6,

7, 8, 9 and

11 of this Note

are
recorded in Non-core and Legacy. Provisions, if any, for the matters described in items 13 and 14 of

this Note are recorded in Group Items. Provisions, if any, for the matters described in item 1 of this

Note are allocated
between Global Wealth Management,

Personal & Corporate

Banking and Non-core and

Legacy. Provisions,

if any, for

the matters described in item

3 of this Note are

allocated between the Investment Bank,

Non-
core and Legacy and Group Items.

Provisions, if any,

for the matters described in item 4 of

this Note are allocated between Global

Wealth Management and Personal

& Corporate Banking. Provisions,

if any, for the
matters described in item 12 of this Note are allocated between the Investment

Bank and Non-core and Legacy.

2 During the second quarter of 2024, UBS agreed to fund an offer by the Credit Suisse supply chain
finance funds to

redeem all of

the outstanding units

of the respective

funds. As

a result, UBS

reclassified USD
944
m from IFRS

3 acquisition-related contingent

liabilities to IAS

37 provisions related

to litigation,
regulatory and similar matters, as the

probability of an outflow of resources increased,

bringing the total IAS 37 provision for

this matter to USD
1,421
m, with no impact on the income

statement. The provision has
been used to recognize the funding obligation, which was accounted for as a derivative liability with a fair value of USD
1,421 m as of 30 June 2024.